Revenue - Reconciliation of Revenue from Segments to Consolidated (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 1,490.2	$ 1,579.8
Construction
Segment Reporting Information [Line Items]
Revenue	712.9	716.2
Energy
Segment Reporting Information [Line Items]
Revenue	27.6	16.6
Telecommunications
Segment Reporting Information [Line Items]
Revenue	696.1	793.6
Broadcasting
Segment Reporting Information [Line Items]
Revenue	41.8	45.4
Operating Segments | Construction
Segment Reporting Information [Line Items]
Revenue	713.3	716.4
Operating Segments | Energy
Segment Reporting Information [Line Items]
Revenue	39.0	20.7
Operating Segments | Telecommunications
Segment Reporting Information [Line Items]
Revenue	696.1	793.6
Operating Segments | Broadcasting
Segment Reporting Information [Line Items]
Revenue	41.8	45.4
Operating Segments | Other
Segment Reporting Information [Line Items]
Revenue	$ 0.0	$ 3.7